Intangible assets - Capitalised exploration expenditures and exploration expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 1,147	$ 1,169
Exploration Expenditures	1,402	1,275	$ 1,087
Expensed exploration expenditures previously capitalised	71	(53)	342
Capitalised exploration	(288)	(427)	(224)
Exploration expenses	1,185	795	$ 1,205
Less than one year
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	366	345
Between one and five years
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	443	458
Thereafter
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 338	$ 366